COMMITMENTS	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
COMMITMENTS

23.	COMMITMENTS

At December 31 2025, the Company had capital commitments of CNY 2,432 (December 31 2024: CNY 2,432) associated with mineral exploration for the Zimbabwean lithium mine. The corresponding capital expenditures will be paid along with the progress of the exploration works once the mine formally enters into the exploration phase.